Acquisitions and disposals (Details) - MXN ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 21, 2017	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries		100.00%
Gain on sale of subsidiaries		$ 111,484	[1]	$ (273,032)	[1]	$ 0
Number of shares of variable capital increase (in shares)		103,760,541		103,760,541
Current assets [Abstract]
Cash and cash equivalents		$ 212,332
Trade receivables		537,808
Other current assets		142,956
Total current assets		893,096
Non-current [Abstract]
Vessels and equipment, net		7,442,415
Other non-current assets		348,549
Total assets		8,684,060
Short-term liabilities [Abstract]
Trust certificates		709,589
Other short-term liabilities		439,265
Total short-term liabilities		1,148,854
Long-term liabilities [Abstract]
Trust certificates		9,731,357
Other long-term liabilities		922,297
Total liabilities		11,802,508
Total net assets		(3,118,448)
Consideration transferred		(66,987)
Investment retained by Grupo TMM		0
(Gain) loss on the disposition of subsidiaries		(3,185,435)
TMM DM [Member]
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries	85.00%
Ownership percentage in subsidiary	100.00%			15.00%
Current assets [Abstract]
Cash and cash equivalents		212,332
Trade receivables		537,808
Other current assets		142,956
Total current assets		893,096
Non-current [Abstract]
Vessels and equipment, net		7,442,415
Other non-current assets		8,530
Total assets		8,344,041
Short-term liabilities [Abstract]
Trust certificates		709,589
Other short-term liabilities		439,265
Total short-term liabilities		1,148,854
Long-term liabilities [Abstract]
Trust certificates		9,731,357
Other long-term liabilities		922,297
Total liabilities		11,802,508
Total net assets		(3,458,467)
Consideration transferred		0
Investment retained by Grupo TMM		0
(Gain) loss on the disposition of subsidiaries		(3,458,467)
TMM DM [Member] | Class II Series B Common Shares [Member]
Disposal of subsidiaries [Abstract]
Amount of variable capital increase	$ 35
Number of shares of variable capital increase (in shares)	42,500,000
Variable capital increase, par value (in pesos per share)	$ 0
Other Subsidiaries [Member]
Current assets [Abstract]
Cash and cash equivalents		0
Trade receivables		0
Other current assets		0
Total current assets		0
Non-current [Abstract]
Vessels and equipment, net		0
Other non-current assets		340,019
Total assets		340,019
Short-term liabilities [Abstract]
Trust certificates		0
Other short-term liabilities		0
Total short-term liabilities		0
Long-term liabilities [Abstract]
Trust certificates		0
Other long-term liabilities		0
Total liabilities		0
Total net assets		340,019
Consideration transferred		(66,987)
Investment retained by Grupo TMM		0
(Gain) loss on the disposition of subsidiaries		$ 273,032

[1]	In 2018 and 2017, corresponds to the income from the sale of subsidiaries (see Note 4).